INCOME TAX - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended					24 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2008	Jun. 30, 2021	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential	15.00%	15.00%
Undistributed Earnings of Foreign Subsidiaries (in dollars)	$ 900,285		$ 776,254				¥ 6,002,587	¥ 5,130,795
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			10.00%
Operating Loss Carry Forwards Expiration	0
Withholding tax rate profits of subsidiaries earned					10.00%
Withholding Tax On Capital Gain	6,654
Distributed Earnings	66,537	¥ 470,288
Undistributed, Retained Earnings Of Foreign Subsidiaries With No Withholding Tax	63,716		$ 63,716
Unrecognised tax benefits that would impact tax rate	0		0
Unrecognised tax benefits income tax penalty and expense	$ 0		0	$ 0
SINGAPORE [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	17.00%	17.00%
Operating Loss Carryforwards (in dollars)	$ 74,841
Malaysia [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	24.00%	24.00%
Hong kong [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	16.50%	16.50%
Macau [Member] | Minimum [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential	12.00%	12.00%
INDIA [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	30.00%	30.00%
QATAR
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	10.00%	10.00%
ID [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	25.00%	25.00%
Operating Loss Carryforwards (in dollars)	$ 973
People Republic Of China Subsidiaries [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	25.00%	25.00%
Operating Loss Carryforwards (in dollars)	$ 157
Withholding Tax On Capital Gain	799		2,847	$ 4,784
Deferred Tax Liability Not Recognized, Amount of Unrecognized Deferred Tax Liability, Undistributed Earnings of Foreign Subsidiaries	73,845		61,999
Undistributed Earnings Of Foreign Subsidiaries With No Withholding Tax	$ 802,162		$ 621,707
Hangzhou Hollysys Automation Company Ltd [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			10.00%
Beijing Hollysys Company Ltd [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	15.00%	15.00%
Beijing Hollysys Industrial Software Company Ltd [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential						15.00%